United States
Securities and Exchange Commission
Washington, D.C. 20549
Form 13F

Form 13F Cover Page

Report for the calendar year or quarter ended : June 30, 2000

Amendment : No

Institutional Investment manager filing this report :

Name : Monument Series Fund, Inc.
Address : 7920 Norfolk Avenue, suite 500
	    Bethesda, MD 20875

Form 13F File number : 28- 5509

Person signing this report on behalf of reporting manager:

/s/ : Peter L. Smith
Senior Vice President Compliance
301- 215- 7550

Report Type : 13F Holdings Report

Other managers reporting for this manager : None


Name of Issuer
Class
Cusip
(X1000)
Shares
PRN
Inv. Dis.
Voting
24/7 MEDIA INC
COM
901314104
382.4375
8700
SH
Defined
Sole
A E S Corporation
COM
00130H105
4.5625
100
SH
Defined
Sole
ABBOT LABS
COM
002824100
411.875
10000
SH
Defined
Sole
ADAPTIVE BROADBAND
COM
00650M104
387.75
11000
SH
Defined
Sole
ADC TELECOM
COM
000886101
2861.396
34115
SH
Defined
Sole
AFFYMETRIX INC
COM
00826T108
74.30625
450
SH
Defined
Sole
AGILIENT TECHNOLOGIES
COM
08464U101
658.5875
8930
SH
Defined
Sole
ALCATEL
ADR
016714107
3946.11
59340
SH
Defined
Sole
ALEXION PHARMACEUTICAL
COM
015351109
553
8000
SH
Defined
Sole
ALKERMES INC
COM
01642T108
349
8000
SH
Defined
Sole
ALPHA INDS INC
COM
020753109
418.7813
9000
SH
Defined
Sole
AMERICA ONLINE
COM
02364J104
5703.858
108130
SH
Defined
Sole
AMGEN INC
COM
031162100
1532.153
21810
SH
Defined
Sole
Anadigics, Inc.
COM
032515108
26.90977
790
SH
Defined
Sole
ARIBA INC
COM
04033V104
4613.405
47053
SH
Defined
Sole
ASTRAZENECA PLC
ADR
046353108
397.575
8550
SH
Defined
Sole
AT&T
COM
001957109
293.6381
9285
SH
Defined
Sole
AVENTIS
ADR
053561106
863.4938
11900
SH
Defined
Sole
Baxter International, Inc.
COM
071813109
24.89375
350
SH
Defined
Sole
Bell Atlantic
COM
077853109
1.32275
26
SH
Defined
Sole
BIOCHEM PHARMA INC
COM
09058T108
539
22000
SH
Defined
Sole
BIOGEN
COM
090597105
520.425
8100
SH
Defined
Sole
BIOMARIN PHARMACEUTICAL
COM
09061G101
514.59
30270
SH
Defined
Sole
BROADCOM CORP
CL A
111320107
5388.786
38800
SH
Defined
Sole
BROADVISION
COM
111412102
4482.208
97975
SH
Defined
Sole
BROOKTROUT INC
COM
114580103
432.5
20000
SH
Defined
Sole
CAIS INTERNET
COM
12476Q102
281.26
20000
SH
Defined
Sole
Capital One Financial Corp
COM
14040H105
13.8
300
SH
Defined
Sole
CARRIER ACCESS CORP
COM
144460102
1275.531
24500
SH
Defined
Sole
CELGENE CORP
COM
151020104
942.75
18000
SH
Defined
Sole
Cendant Corporation
COM
151313103
14.4375
1000
SH
Defined
Sole
CHARTER COMM
CL A
16117M107
369.4375
23000
SH
Defined
Sole
CHECK FREE HOLDINGS
COM
126816102
47.95359
930
SH
Defined
Sole
CHINA TELECOM
ADR
169428109
424.0828
2385
SH
Defined
Sole
CHIRON CORP
COM
170040109
1080.75
22000
SH
Defined
Sole
CIENA CORP
COM
171779101
872.6091
5235
SH
Defined
Sole
Circuit City Stores, Inc.
COM
172737108
6.6375
200
SH
Defined
Sole
CISCO SYSTEMS
COM
17275R102
6070.457
95213
SH
Defined
Sole
Citigroup Inc.
COM
172967101
712.7319
3805
SH
Defined
Sole
CLARENT CORP
COM
180461105
2885.625
40500
SH
Defined
Sole
CMG INFO SYSTEMS
COM
125750109
2585.457
56435
SH
Defined
Sole
Coca Cola Company
COM
191216100
80.4125
1400
SH
Defined
Sole
COM 21 INC
COM
205937105
368
16000
SH
Defined
Sole
COMMERCE ONE INC
COM
200693109
3.85823
85
SH
Defined
Sole
Compaq Computer Corporation
COM
204493100
58.79375
2300
SH
Defined
Sole
Computer Associates International
COM
204912109
48.11672
940
SH
Defined
Sole
Computer Sciences
COM
205363104
14.9375
200
SH
Defined
Sole
COPPER MOUNTAIN NETWORK
COM
217510106
417.1984
4700
SH
Defined
Sole
COR THERAPEUTICS INC
COM
217753102
1107
13500
SH
Defined
Sole
COVAD COMMUNICATIONS
COM
222814204
634.3594
39000
SH
Defined
Sole
Dell Computer Corporation
COM
247025109
142.02
2880
SH
Defined
Sole
DIGIMARC CORP
COM
253807101
3.85
100
SH
Defined
Sole
DIGITAL ISLAND
COM
25385N101
9.23875
190
SH
Defined
Sole
DOUBLE CLICK
COM
258609304
8.76875
230
SH
Defined
Sole
Duke Energy Corporation
COM
264399106
23.525
400
SH
Defined
Sole
EBAY INC
COM
278642103
1629.39
30000
SH
Defined
Sole
ECI TELECOM LTD
ORD
268258100
393.9375
11000
SH
Defined
Sole
ELAN CORP
ADR
284131208
887.6172
18325
SH
Defined
Sole
ELI LILLY
COM
532457108
788
8000
SH
Defined
Sole
ENTRUST TECH INC
COM
293848107
2110.125
25500
SH
Defined
Sole
Equifax, Inc.
COM
294429105
26.875
1000
SH
Defined
Sole
EXODUS COMMUNICATION
COM
302088109
853.5474
18530
SH
Defined
Sole
Exxon Mobil Corporation
COM
30231G102
10.63425
132
SH
Defined
Sole
Ford Motor Company
COM
345370100
12.9
300
SH
Defined
Sole
Gadzooks Networks, Inc.
COM
362553109
3.55875
260
SH
Defined
Sole
GELTEX PHARMACEUTICAL
COM
368538104
526.5
26000
SH
Defined
Sole
General Electric Company
COM
369604103
539.275
10175
SH
Defined
Sole
GENETECH INC
COM
368710406
1187.344
7500
SH
Defined
Sole
GENZYME CORP
COM
372917104
993.4375
17000
SH
Defined
Sole
GILEAD SCIENCES INC.
COM
375558103
497.9297
7500
SH
Defined
Sole
GLAXO WELCOME ADR
ADR
37733W105
602.55
10300
SH
Defined
Sole
GUIDANT CORP
COM
401698105
492.8438
10500
SH
Defined
Sole
HEATHON CORP
COM
422209106
8.14687
550
SH
Defined
Sole
HELLENIC TELECOM
ADR
423325307
365.625
30000
SH
Defined
Sole
Hitachi Ltd Adr
ADR
433578507
76.38625
530
SH
Defined
Sole
Hsbc Holdings Inc. Adr
ADR
404280406
100.8113
1740
SH
Defined
Sole
HUMAN GENOME SCIENCES
COM
444903108
1327.748
9955
SH
Defined
Sole
IBASIS INC
COM
450732102
805.924
18715
SH
Defined
Sole
IDEC PHARMACEUTICALS
COM
449370105
1221.838
10300
SH
Defined
Sole
IMMUNEX CORP
COM
452528102
2813.983
56920
SH
Defined
Sole
INCYTE PHARMACEUTICAL
COM
45337C102
638.4375
7500
SH
Defined
Sole
INFOSPACE
COM
45678T102
4264.471
77185
SH
Defined
Sole
INHALE THERAPEUTIC
COM
457191104
884.4
8800
SH
Defined
Sole
INKTOMI CORP
COM
457277101
4401.265
37220
SH
Defined
Sole
INTEL CORP
COM
458140100
7128.244
53320
SH
Defined
Sole
International Business Machines Corp.
COM
459200101
36.70344
335
SH
Defined
Sole
International Flavor & Fragrances
COM
459506101
9.0375
300
SH
Defined
Sole
INTERWOVEN INC
COM
46114T102
723.9375
6500
SH
Defined
Sole
Intuit Inc.
COM
461202103
31.85875
770
SH
Defined
Sole
INVITROGEN CORP
COM
46185R100
2208.75
30000
SH
Defined
Sole
KMET CORP
COM
488360108
177.625
7000
SH
Defined
Sole
LUCENT TECHNOLOGIES
COM
549463107
472.815
7980
SH
Defined
Sole
MACROMEDIA INC
COM
556100105
3141.393
32490
SH
Defined
Sole
MARCHFIRST INC
COM
566244109
32.85
1800
SH
Defined
Sole
Marriott International, Inc. (new)
CL A
571903202
32.0625
900
SH
Defined
Sole
Mcdonalds Corporation
COM
580135101
22.72687
690
SH
Defined
Sole
MCI WORLDCOM INC
COM
55268B106
2484.865
54166
SH
Defined
Sole
MEDICAL MANAGER
COM
584610103
421.6938
12380
SH
Defined
Sole
MEDIMMUNE INC
COM
584699102
1642.8
22200
SH
Defined
Sole
MEDTRONIC INC
COM
585055106
844.82
16960
SH
Defined
Sole
MERCK & CO
COM
589331107
726.405
9480
SH
Defined
Sole
METALINK LTD
ORD
M69897102
532
19000
SH
Defined
Sole
METROCALL
COM
591647102
252.6563
35000
SH
Defined
Sole
MGC COMMUNICATIONS
COM
552763302
274.4438
5100
SH
Defined
Sole
MICROMUSE INC
COM
595094103
736.875
5000
SH
Defined
Sole
MICROSFT CORP
COM
594918104
3054.56
38182
SH
Defined
Sole
MILLENNIUM PHARMACEUTICAL
COM
599902103
1770.981
15830
SH
Defined
Sole
MOTOROLA INC
COM
620076109
8.71875
300
SH
Defined
Sole
Net2000 Communications
COM
64122G103
12.28125
750
SH
Defined
Sole
NETWORK SOLUTIONS
COM
64121Q102
2817.5
14000
SH
Defined
Sole
NOKIA
ADR
654902204
3176.806
63615
SH
Defined
Sole
NORTEL NETWORK
COM
656569100
8554.796
125345
SH
Defined
Sole
Oracle Corporation
COM
68389X105
280.3501
3335
SH
Defined
Sole
PE CORP
COM
693325102
1449.25
22000
SH
Defined
Sole
Peoplesoft
COM
712713106
95.9775
5730
SH
Defined
Sole
PFIZER INC
COM
717081103
869.04
18105
SH
Defined
Sole
PHARMACOPEIA INC
COM
71713B104
511.7481
11035
SH
Defined
Sole
PHONE.COM INC
COM
71920Q100
3239.318
49740
SH
Defined
Sole
Pinnacle Systems, Inc.
COM
723481107
72.17364
3210
SH
Defined
Sole
PMC SIERRA
COM
69344F106
1647.168
9190
SH
Defined
Sole
POWERWAVE TECHNOLOGIES
COM
739363109
582.56
13240
SH
Defined
Sole
PRIMUS TELECOM CORP
COM
741929103
268.125
11000
SH
Defined
Sole
Procter & Gamble Company
COM
742718109
102.4775
1790
SH
Defined
Sole
PROXICOM INC
COM
744282104
1969.025
45200
SH
Defined
Sole
PSI NET
COM
74437C101
402
16000
SH
Defined
Sole
QLT PHOTOTHERAPEUTIC
COM
746927102
1408.247
18215
SH
Defined
Sole
QUALCOMM INC
COM
747525103
327.9
5465
SH
Defined
Sole
Quintiles
COM
748767100
4.24312
310
SH
Defined
Sole
QWEST
COM
749121109
405.9469
8170
SH
Defined
Sole
REAL NETWORKS INC
COM
75605L104
3611.715
71430
SH
Defined
Sole
RHYTHMS NETCONNECTION
COM
762430205
138.1875
11000
SH
Defined
Sole
S 1 CORP
COM
78463B101
512.886
22000
SH
Defined
Sole
Sandisk Corp.
COM
80004C101
53.5395
875
SH
Defined
Sole
SBC COMMUNICATIONS
COM
78387G103
928.5775
21470
SH
Defined
Sole
SCHERING PLOUGH
COM
806605101
757.5
15000
SH
Defined
Sole
SCIENTIFIC ATLANTA
COM
808655104
2728.75
37000
SH
Defined
Sole
SEPRACOR INC
COM
817315104
1557.872
12915
SH
Defined
Sole
SOMERA COMMUNICATIONS
COM
834458101
413.4375
27000
SH
Defined
Sole
Sony Corp Adr
ADR
835699307
213.1474
2260
SH
Defined
Sole
ST JUDE MED INC
COM
790849103
475.2
10800
SH
Defined
Sole
Starbucks Corp.
COM
855244109
102.3438
2680
SH
Defined
Sole
SUN MICROSYSTEMS
COM
866810104
7516.48
82655
SH
Defined
Sole
SUPERGEN INC
COM
868059106
636.5
19000
SH
Defined
Sole
TELEFONOS DE MEXICO
ADR
879403400
228.5
4000
SH
Defined
Sole
TELIGENT INC
CL A
87959Y103
186.165
7880
SH
Defined
Sole
TELLABS INC
COM
879664100
598.8516
8500
SH
Defined
Sole
The Charles Schwab Corp.
COM
808513105
146.1006
4345
SH
Defined
Sole
The Walt Disney Company
COM
254687106
257.1361
6625
SH
Defined
Sole
UNIPHASE CORP
COM
909214108
2709.175
22600
SH
Defined
Sole
US INTERNETWORKING
COM
917311805
422.0651
20650
SH
Defined
Sole
VERISIGN INC
COM
92343E102
2777.228
15735
SH
Defined
Sole
VERTEX PHARMACEUTICAL
COM
92532F100
1463
14000
SH
Defined
Sole
VERTICALNET INC
COM
92532L107
1141.754
30910
SH
Defined
Sole
Vicor Corp.
COM
925815102
6.9625
200
SH
Defined
Sole
VIGNETTE CORP
COM
926734104
4416.158
84900
SH
Defined
Sole
VISUAL NETWORKS
COM
928444108
364.3125
14500
SH
Defined
Sole
VOCALTEC COMM LTD
COM
M97601104
2570.135
111745
SH
Defined
Sole
VODAPHONE AIRTOUCH
ADR
92857T107
424.5938
10500
SH
Defined
Sole
Wal-Mart
COM
931142103
87.01375
1510
SH
Defined
Sole
WESTERN WIRELESS
CL A
95988E204
535.3125
10000
SH
Defined
Sole
WILLIAMS COMMUNICATION
CL A
969455104
315.2813
9500
SH
Defined
Sole
Wind River System
COM
973149107
839.8781
22175
SH
Defined
Sole
WINSTAR COMMUNICATIONS
COM
975515107
1675.781
48750
SH
Defined
Sole
Wisconsin Energy Corporation
COM
976657106
0.063
3
SH
Defined
Sole
Yahoo! Inc.
COM
984332106
4863.333
39260
SH
Defined
Sole



13F Summary Page

Number of other included mangers : 0

Form 13F Information Table Entry Total : 164

Form 13F Information Table Value Total : 184, 992

List of Other Included Managers : None